Presentation of the Financial Statements and Accounting Practices (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Company's Corporates Structure

Entity	Participation Embraer Group	Country	Core activities
Airholding S.A.	100%	Portugal	Coordinates investments in subsidiaries in Portugal
OGMA - Indústria Aeronáutica de Portugal S.A.	65%	Portugal	Aviation maintenance and production

Yaborã Indústria Aeronáutica S.A.	100%	Brazil	Future commercial aviation joint venture with Boeing
Embraer Commercial Aviation LLC	100%	EUA	Future company related to the Commercial Aviation segment
Embraer Aircraft Customer Services, Inc.	100%	EUA	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services Inc.	100%	EUA	Maintenance of aircraft and components
Embraer Aviation France - EAF	100%	France	Future company related to the Commercial Aviation segment

ELEB – Equipamentos Ltda.	100%	Brazil	Sale of hydraulic and mechanical equipment for the aviation industry

Embraer Aircraft Holding Inc.	100%	EUA	Concentrates corporate activities in the USA
Embraer Business Innovation Center, Inc.	100%	EUA	Develops technological innovation research in aviation and related areas
Embraer Executive Jet Services, LLC	100%	EUA	After sale support and aircraft maintenance
Embraer Executive Aircraft, Inc.	100%	EUA	Final assembly and delivery of executive jets
Embraer Engineering & Technology Center USA, Inc.	100%	EUA	Engineering services related to aircraft research and development
Embraer Aero Seating Technologies, LLC	100%	EUA	Production and maintenance of aircraft seats
Embraer Defense and Security Inc.	100%	EUA	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer CAE Training Services LLC	51%	EUA	Pilot, mechanic and crew training
EB Defense LLC	100%	EUA	Future joint venture with Boeing for the sale and promotion of C-390 Millen n ium
Embraer Solutions, LLC	100%	EUA	Sale of spare parts and support services for the Executive Aviation

Embraer Aviation Europe - EAE	100%	France	Concentrates corporate activities abroad, specifically Europe
Embraer Aviation International - EAI	100%	France	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Europe SARL	100%	France	Commercial representation of the Company in Europe, Africa and the Middle East

Embraer Defesa & Segurança Participações S.A.	100%	Brazil	Coordinates investments in the Defense & Security segments
Atech - Negócios em Tecnologias S.A.	100%	Brazil	Development and control, communications, computer and intelligence services
Visiona Tecnologia Espacial S.A.	51%	Brazil	Supply of the Brazilian Government’s Geostationary Defense and Strategic Communications Satellite System (SGDC)
Visiona Internacional B.V.	100%	Holanda	Integration and supply of the Brazilian Government’s (SGDC) System
SAVIS Tecnologia e Sistemas S.A.	100%	Brazil	Operates in Defense and Security with the Brazilian Government

Embraer GPX Ltda	100%	Brazil	No operations

Embraer Netherlands Finance B.V.	100%	Holland	Financial operations raising and investing funds of the Embraer Group

Embraer Aviation Netherlands B.V.	100%	Holland	Future company responsible for Embraer’s commercial activities in Europe
Embraer Netherlands B.V.	100%	Holland	Concentrates corporate activities abroad, leasing and selling used aircraft
Embraer Asia Pacific PTE. Ltd.	100%	Singapore	After sale services and support in Asia
Embraer CAE Training Services (UK) Limited	51%	United Kingdom	No operations
Embraer Portugal S.A.	100%	Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Embraer - Portugal Estruturas Metálicas S.A	100%	Portugal	Fabrication of steel parts and products for the aviation industry
Embraer - Portugal Estruturas em Compósitos S.A.	100%	Portugal	Fabrication of composite parts and products for the aviation industry
Embraer (China) Aircraft Technical Services Co. Ltd.	100%	China	Sales and maintenance for after sales support in China
EZ Air Interior Limited	50%	Ireland	Fabrication of interiors for commercial aircraft

Embraer Overseas Ltd.	100%	Cayman Islands	Financial operations raising and investing funds of the Embraer Group

Embraer Spain Holding Co. SL	100%	Spain	Concentrates corporate activities abroad
ECC Investment Switzerland AG	100%	Switzerland	Coordinates investments in subsidiaries abroad
ECC Insurance & Financial Company Limited.	100%	Cayman Islands	Covers financial guarantees offered in aircraft sale structuring
Embraer Finance Ltd.	100%	Cayman Islands	Support to the Company in structuring specific operations

Refine, Inc.	100%	Cayman Islands	SPE to finance sales of aircraft from the Commercial Aviation

Fundo de Investimento em Participações Embraer Ventures	100%	Brazil
Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized
companies focused on disruptive innovation in areas related to the aerospace sector.

Summary of quantitative information about lease liability

Lease commitments as at December 31, 2018	78.1

- (Less): short-term leases recognized on a straight-line basis as expense	(1.9)
- (Less): low-value leases recognized on a straight-line basis as expense	(3.3)
- Discounted using the incremental borrowinig rate	(15.3)

Lease liability as at January 1, 2019	57.6